SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

Approval of the securities purchase agreement by and between the Company and High West Partners LLC

On April 10, 2026, the Company’s board of directors approved, and on April 14, 2026, the Company’s majority stockholders approved, for purposes of complying with Nasdaq Listing Rule 5635(d), the entry into a Securities Purchase Agreement (the “Securities Purchase Agreement”) by and between the Company and High West Partners LLC (the “Investor”), pursuant to which, upon execution, the Company may, from time to time and in its sole discretion, direct the Investor to purchase shares of the Company’s Common Stock, in an aggregate amount of up to $3,400,000 (the “Purchase Shares”), at a purchase price equal to (i) 90% of the lowest traded price of the common stock on the applicable purchase date or (ii) 85% of the lowest volume weighted average price (VWAP) of the Common Stock during the applicable pricing period, subject to a minimum price of $0.01 per share, and including the issuance of commitment shares having an aggregate value of $200,000, with a maximum of 340,000,000 shares of common stock issuable thereunder, and with such shares being issuable at a discount to the market price of the Common Stock.

Primary offering and resale prospectus

The Company filed a registration statement on Form S-1 (File No. 333-294624), as amended, with the SEC on April 28, 2026, which contains disclosure that will be circulated as two separate prospectuses: (i) Primary Offering Prospectus: A prospectus to be used in connection with the offering by the Company of up to 900,000,000 units (the “Units”), each consisting of one share of the Company’s Common Stock, par value $0.00001 per share, and one warrant to purchase one share of Common Stock, and (ii) Resale Prospectus: A prospectus to be used in connection with the offer and sale, from time to time, by certain stockholders named in the Resale Prospectus of up to 43,000,000 shares of Common Stock, at prevailing market prices, prices related to prevailing market prices, or privately negotiated prices.

11. SUBSEQUENT EVENTS

Approval of Amendment to Articles of Incorporation and Increase in Authorized Share Capital

On December 24, 2025, the Company’s Board of Directors and majority stockholders approved an increase in the authorized number of shares of common stock from 600,000,000 shares to 2,000,000,000 shares. In connection with this approval, the Company authorized the filing of a Certificate of Amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the increase in authorized shares.

Reverse Stock Split

On December 2, 2025, the Company filed a Certificate of Change to its Articles of Incorporation with the Secretary of State of the State of Nevada, providing for a 1-for-20 reverse stock split of its issued and outstanding shares of common stock, par value $0.00001 per share. The reverse stock split became effective on December 5, 2025.

No fractional shares were issued in connection with the reverse stock split. Any fractional share interests resulting from the reverse stock split were rounded up to the nearest whole share at the stockholder level.

As a result of the Reverse Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares as of September 30, 2025.

Bitcoin Purchase

On October 20, 2025, CIMG Pte. Ltd., a Singapore limited liability company and a wholly owned subsidiary of the Company, entered into a Bitcoin Purchase Agreement (the “Bitcoin Purchase Agreement”) with Lordan Group Ltd., as seller, pursuant to which CIMG Pte. Ltd. agreed to purchase an aggregate of 230 Bitcoin from the seller. The transaction price was determined based on a floating pricing mechanism tied to market prices over a 30 days period following the execution of the Bitcoin Purchase Agreement, with an estimated aggregate purchase price of approximately $24.61 million. Subsequent to quarter end, the company obtained sufficient funds by selling its maca Inventories and exercising the warrants. On December 12, 2025, the Company completed the purchase of 230 Bitcoin at a cost of $24,456,951.

Sale of Maca Inventories

As of September 30, 2025, the Company’s inventories consisted primarily of maca raw materials and maca seeds with a net carrying value of $11,893,318.

Subsequent to year end, due to new regulatory requirements restricting the use of certain food additives, the Company determined that its existing Inventories would require formulation changes. Accordingly, on October 16, 2025, the Company decided to dispose of its historical Inventories in order to procure new raw materials that comply with the updated regulations.

On October 16, 2025, Beijing Zhongyan entered into a purchase agreement with a customer in China and sold approximately 243.51 metric tons of maca raw materials and 680.09 kilograms of maca seed products for total consideration of $12,963,548. Payment was received on November 11, 2025, and delivery of the products was completed on November 14, 2025. As of the date of issuance of these consolidated financial statements, all maca Inventories had been sold.

This transaction represents a non-recognized subsequent event and did not result in an adjustment to the consolidated financial statements as of September 30, 2025.

Termination of Medical Health Agreement and Refund of Prepayment

On July 10, 2025, Zhongyan Shangyue Technology Co., Ltd. entered into a Medical Health Agreement with a supplier for the purchase of stem cell products. The Company remitted full payment of RMB 10,001,000 (approximately $1,404,745) on July 17, 2025. Following the supplier’s failure to deliver the products as scheduled, the parties mutually agreed to terminate the agreement, and the supplier refunded the full amount paid on November 11, 2025. These events occurred subsequent to the reporting date and represent non-recognized subsequent events.

Legal Proceedings

The Kim Litigation

On October 3, 2024, Mr. Sooncha Kim filed a complaint against the Company in the Southern District of New York, (Case No. 1:24-cv-7485) (the “Complaint”). The Complaint alleges that the Company breached a Convertible Note and Warrant Purchase Agreement, dated June 6, 2024, between the Company and Mr. Kim, by, among other things, failing to deliver the registration rights agreement, excluding Mr. Kim from the S-1 registration statement, delaying conversion of Mr. Kim’s notes, undertaking steps to dilute Mr. Kim’s shares, failing to honor Mr. Kim’s 50% participation right in any subsequent financing and failing to appoint a designated director, as set forth in the parties’ agreement. Mr. Kim seeks specific performance of the Convertible Note and Warrant Purchase Agreement, and monetary damages in the amount of $1,041,216, plus applicable interest. The Company filed its answer to the Complaint on December 3, 2024. On January 7, 2025, Mr. Kim filed a motion seeking a preliminary injunction against the Company (the “Motion”). The Company opposed the Motion on January 22, 2025, and on February 13, 2025, the Court denied Mr. Kim’s Motion. As of September 30, 2025, discovery in the case is ongoing, and no trial date has been set.

The Ex-Directors Lawsuit

On March 10, 2025, the following former directors of the Company, Kevin J. Connor, Chris J. Jones, Nobuki Kurita, and David Robson (collectively, the “Ex-Directors”), filed a complaint against the Company in the Superior Court of California, County of San Diego (Case No. 25CU012922N) (the “Complaint”). The Complaint alleges the Company failed to pay directors’ fees and expenses from the last quarter the fiscal year ended September 30, 2023 through the first two quarters of the fiscal year ended September 30, 2024, and is claiming breach of contract, quantum meruit, unjust enrichment, promissory estoppel, breach of the implied covenant of good faith and fair dealing, and unfair business practices. On August 22, 2025, a judgment by default was entered against the Company in the amount of $58,920.34. Counsel for Plaintiffs/Judgment Creditors, Kevin J. Conner, J. Chris Jones, Nobuki Kurita, and David Robson (collectively, “Plaintiffs”) subsequently filed a motion with the court to amend the total amount of the judgment. On November 21, 2025, the Court entered an order amending the judgment nunc pro tunc, increasing the aggregate awards to all Plaintiffs to $222,062.28, including the prejudgment interest and costs. As the underlying condition existed as of the reporting date, this event represents an adjusting subsequent event, and the related liability has been recognized in Note 4.15 to the financial statements.

New Subsidiary

On December 8, 2025, Beijing Zhongyan established a wholly-owned subsidiary, Shenzhen Zhixi Yunjie Technology Co., Ltd.